Property and Equipment, Net - Schedule of Depreciation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Depreciation [Line Items]
Depreciation	$ 160,313	$ 146,161	$ 118,333
Cost of Sales [Member]
Schedule of Depreciation [Line Items]
Depreciation	61,786	65,283	45,831
Administrative Expenses [Member]
Schedule of Depreciation [Line Items]
Depreciation	$ 98,527	$ 80,878	$ 72,502